Fidelity
Investments



Fidelity Management & Research Co.

82 Devonshire Street

Boston, MA 02109

617 563 7000

October 28, 2008

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC  20549

	RE:	Rule 24f-2 Notice

		Fidelity Advisor Series VII

		File No. 002-67004

Gentlemen:

Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, enclosed herewith on behalf of the above fund is a Rule 24f-2 Notice for the fiscal year ended July 31, 2008. In accordance with Rule 24f-2(c), the required filing fee of $0 was wired to U.S. Bank, in St. Louis, Missouri on October 28, 2008.

Very truly yours,

Fidelity Advisor Series VII

By	Kenneth B. Robins

	President and Treasurer

Enclosures
